Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements

Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Newly Adopted
Update No. 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard permits entities to reclassify the residual tax effects arising from the change in enacted tax rate from the Tax Cuts and Jobs Act of 2017 (the "2017 Tax Act"). Under the standard, the tax effects stranded in accumulated other comprehensive income may be reclassified to retained earnings.
January 1, 2019
The Company early adopted this guidance using a retrospective approach, and elected to reclassify tax effects stranded in accumulated other comprehensive income (AOCI) to retained earnings for its December 31, 2017 Financial Statements. See the Statement of Stockholder's Equity and Note 9 for the impact of adoption.

Standard	Description	Required date of adoption	Effect on the financial statements or other significant matters
Accounting Pronouncements Not Yet Adopted
Update No. 2016-01, Financial Instruments (Topic 825): Recognition and Measurement of Financial Assets and Financial Liabilities
This standard amends recognition and disclosure requirements primarily for equity investments carried at fair value. Under the standard, changes in fair value will be recorded in income. In addition, the requirement to disclose the fair value of financial instruments held at amortized cost has been eliminated for nonpublic companies.
January 1, 2018
The Company adopted the standard using a modified retrospective approach.

The Company holds equity investments classified as available-for-sale securities that were impacted by the standard.

Upon adoption, $114.0 of net unrealized gains, net of taxes of $30.3, related to these securities were reclassified from AOCI to retained earnings.

Subsequent to adoption, the Company expects increased volatility in net income, as fluctuations in fair value of these securities will be recorded through realized gains (losses) on the consolidated statements of income.

Update No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This standard amends the recognition and measurement of hedging instruments to better represent an entity's risk management activities. Under the standard, the requirement to separately measure and report hedge ineffectiveness is eliminated. In addition, the standard provides relief from certain initial documentation requirements and replaces the requirement for quarterly quantitative ineffectiveness testing with a qualitative approach.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. The Company holds derivative instruments that will be impacted by the standard (See Note 6 for details regarding these holdings).

Upon adoption, the Company will apply the standard using a modified retrospective approach. The Company is considering whether to early adopt.

Update No. 2016-02, Leases (Topic 842)
This standard amends the recognition requirements for all leases with a term greater than 12 months and provides new guidelines for the identification of a lease within a contract. Under the standard, companies must measure and recognize a liability to make lease payments and a right-of-use asset representing the right to use the underlying asset for the lease term. In addition, the standard requires expanded quantitative and qualitative disclosures.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements. The majority of the Company's leases are currently accounted for as operating leases.

Upon adoption, the Company will apply the standard using a modified retrospective approach and apply the requirements to all existing leases.

Update No. 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities
This standard amends the guidance for amortization of premiums on purchased callable debt securities. Under the standard, premiums on these securities will be amortized to the earliest call date, rather than final maturity of the security. The guidance applies only to bonds for which the call date and price is fixed. Further, the amortization period for debt securities carried at a discount will not be impacted.
January 1, 2019
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements.

Upon adoption, the Company will apply the standard using a modified retrospective approach.

Accounting Pronouncements Not Yet Adopted (cont.)

Update No. 2016-13, Financial Instruments - Credit Losses (Topic 326)
This standard amends the credit loss measurement guidance for available-for-sale securities. Credit losses will be recognized in a credit allowance account rather than as reductions in the amortized cost of the securities. Further, entities are no longer allowed to consider length of time a security has been underwater as a factor when evaluating credit losses.
This standard also amends existing guidance on the impairment of certain financial instruments by adding an impairment model that reflects expected credit losses. This requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.
January 1, 2020
The Company is in the early stages of evaluating the potential impact of the standard on its financial statements.

Upon adoption, the Company will apply the standard using a modified retrospective approach.

Update No. 2017-04, Intangibles - Goodwill and Other (Topic 350)
This standard removes the requirement to calculate the implied fair value of goodwill (Step 2 of the goodwill impairment test) to measure a goodwill impairment charge. A goodwill impairment charge will now be measured as the amount by which a reporting unit's carrying value exceeds its fair value determined in Step 1 of the goodwill impairment test.

This impairment test will be applied to goodwill assigned to all reporting units, even those with zero or negative carrying amounts. Entities will be required to disclose the amount of goodwill assigned to reporting units with zero or negative carrying amounts.
	January 1, 2020	The Company is monitoring the potential impact of the standard on its annual goodwill impairment assessment. Upon adoption, the Company will apply the standard prospectively.